Warrants and Share-based Payment (Tables)	9 Months Ended
Sep. 30, 2019
Statement [LineItems]
Summary of Warrant Compensation Cost
Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(EUR’000)		(EUR’000)
Research and development costs	5,060	1,963	15,239	6,313
General and administrative expenses	3,015	1,922	10,966	6,474

Total warrant compensation costs	8,075	3,885	26,205	12,787

Warrants [member]
Statement [LineItems]
Summary of Warrant Activity
The following table specifies the warrant activity during the nine months ended September 30, 2019:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2019	5,611,629	29.03

Granted during the period	365,500	97.10
Exercised during the period	(812,532)	14.90
Forfeited during the period	(26,208)	52.23
Expired during the period	—	—

Outstanding at September 30, 2019	5,138,389	35.99

Vested at the balance sheet date	2,609,412	22.83